Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following as of December 31:

	2023	2024	2024
	HK$	HK$	US$
Software	223,381	223,381	28,757
Internally developed software	62,688,252	70,655,285	9,096,037
Less: accumulated amortization	(47,575,044)	(52,091,503)	(6,706,168)
	15,336,589	18,787,163	2,418,626

Schedule of Expected Amortization Expense

Amortization expense expected for the next five years is as follows:

Twelve months ending December 31,	HK$	US$
2025	4,411,930	567,983
2026	6,309,871	812,322
2027	4,608,778	593,326
2028	3,456,584	444,995
Total	18,787,163	2,418,626